Other Gains/(Loss), Net (Tables)	12 Months Ended
Mar. 31, 2025
Other Gains, Net [Abstract]
Schedule of Other Gains/(Loss), Net
	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2025
	RMB	RMB	RMB

Foreign exchange losses, net	2,679	1,089	(93)
Loss on disposal of other debts (Note 20)	-	(1,425)	-
Investment (loss)/gain	(178)	1,820	61
Gain on disposal of a subsidiary (a)	3,597	49	-
Discount on the ordinary shares issued by public offering (Note 18)	-	(5,943)	-
Others	(939)	416	(204)
Total	5,159	(3,994)	(236)

(a)	In August 2022, the Company disposed a subsidiary to a third-party investor and recognized an investment gain of RMB 3.6 million. In November 2023, the Company disposed a subsidiary and recognized an investment gain of RMB 0.05 million.